Long term Investments (Tables)	9 Months Ended
Sep. 30, 2022
Long-term Investments.
Schedule of long-term investments

	As of
	December 31, 2021	September 30, 2022
Equity investments:
Equity Method	34,704	184,447
Equity Security With Readily Determinable Fair Values	28,452	23,207
Equity Securities Without Readily Determinable Fair Values	93,150	508,730
Long-term held-to-maturity investments:
Long-term time deposits	—	714,518
Long-term financial instruments	—	50,085
Total Long-term Investments	156,306	1,480,987

Schedule of carrying amount and fair value of equity securities with readily determinable fair values

			Foreign Currency
Cango Inc.	Cost Basis	Unrealized Loss	Translation	Fair Value
As of December 31, 2021	100,303	(73,535)	1,684	28,452
As of September 30, 2022	100,303	(81,237)	4,141	23,207